INCOME TAXES (Tables)	12 Months Ended
Jan. 03, 2015
Income Tax Disclosure [Abstract]
Significant Components of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities at the end of each fiscal year were as follows:

(Millions of Dollars)	2014	2013
Deferred tax liabilities:
Depreciation	$72.7	$75.3
Amortization of intangibles	888.3	955.4
Liability on undistributed foreign earnings	369.2	418.9
Discharge of indebtedness	12.4	15.5
Inventories	8.8	2.3
Deferred revenue	32.0	19.0
Other	59.4	50.6
Total deferred tax liabilities	$1,442.8	$1,537.0
Deferred tax assets:
Employee benefit plans	$308.3	$317.0
Doubtful accounts and other customer allowances	15.0	14.6
Accruals	131.7	117.4
Restructuring charges	42.2	51.0
Operating loss, capital loss and tax credit carry forwards	594.6	759.7
Currency and derivatives	47.3	33.0
Other	97.1	114.7
Total deferred tax assets	$1,236.2	$1,407.4
Net Deferred Tax Liabilities before Valuation Allowance	$206.6	$129.6
Valuation allowance	$551.9	$549.7
Net Deferred Tax Liabilities after Valuation Allowance	$758.5	$679.3

Classification of Deferred Taxes
The classification of deferred taxes as of January 3, 2015 and December 28, 2013 is as follows:

(Millions of Dollars)	2014		2013
	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability
Current	$(137.4)	$11.9	$(68.0)	$17.8
Non-current	(108.7)	992.7	(170.2)	899.7
Total	$(246.1)	$1,004.6	$(238.2)	$917.5

Income Tax Expense (Benefit) Attributable to Continuing Operations
Income tax expense (benefit) attributable to continuing operations consisted of the following:

(Millions of Dollars)	2014	2013	2012
Current:
Federal	$18.4	$84.0	$12.7
Foreign	141.1	123.5	104.7
State	17.1	(3.0)	8.8
Total current	$176.6	$204.5	$126.2
Deferred:
Federal	$55.3	$(77.1)	$15.7
Foreign	(19.3)	(50.6)	(59.0)
State	14.5	(8.2)	(7.1)
Total deferred	50.5	(135.9)	(50.4)
Income taxes on continuing operations	$227.1	$68.6	$75.8

Reconciliation of U.S. Federal Statutory Income Tax to Income Taxes on Continuing Operations
The reconciliation of the U.S. federal statutory income tax to the income taxes on continuing operations is as follows:

(Millions of Dollars)	2014	2013	2012
Tax at statutory rate	$379.7	$205.8	$186.6
State income taxes, net of federal benefits	24.3	(6.6)	1.5
Difference between foreign and federal income tax	(178.0)	(124.9)	(114.6)
Tax accrual reserve	1.1	15.3	48.4
Audit settlements	(5.3)	0.9	(49.0)
NOL & valuation allowance related items	2.7	6.8	(2.2)
Foreign dividends and related items	25.6	(9.5)	18.9
Merger related costs	—	3.3	(6.9)
Change in deferred tax liabilities on undistributed foreign earnings	(6.0)	(19.5)	(17.3)
Statutory income tax rate change	(0.6)	(1.7)	(5.2)
Other-net	(16.4)	(1.3)	15.6
Income taxes on continuing operations	$227.1	$68.6	$75.8

Components of Earnings from Continuing Operations Before Income Taxes
The components of earnings from continuing operations before income taxes consisted of the following:

(Millions of Dollars)	2014	2013	2012
United States	$234.4	$112.7	$95.0
Foreign	850.4	474.9	438.1
Earnings from continuing operations before income taxes	$1,084.8	$587.6	$533.1

Activity Related to Unrecognized Tax Benefits
The following table summarizes the activity related to the unrecognized tax benefits:

(Millions of Dollars)	2014	2013	2012
Balance at beginning of year	$269.5	$207.2	$214.2
Additions based on tax positions related to current year	27.4	37.1	21.5
Additions based on tax positions related to prior years	40.1	46.9	46.5
Reductions based on tax positions related to prior years	(30.9)	(13.2)	(69.6)
Settlements	(5.9)	7.7	(1.0)
Statute of limitations expirations	(19.4)	(16.2)	(4.4)
Balance at end of year	$280.8	$269.5	$207.2